Marketable Securities: (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Marketable Securities Details [Abstract]
Fair value at beginning of year	$ 318,442	$ 723,449
Acquisitions	0	0
Dispositions, at cost		(12,500)
Realized loss		4,039
Unrealized gain (loss)	36,370	(396,546)
Fair value at balance sheet date	$ 354,812	$ 318,442